Lease - Schedule of Components of Operating Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Components of Operating Lease Cost [Abstract]
Operating lease cost	$ 580	$ 564
Variable lease cost	43	31
Total net lease costs	$ 623	$ 595
Weighted average remaining lease term (in years)	9 years 6 months		10 years 25 days
Weighted average discount rate	5.89%		5.96%